Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Income Tax	S/ 104,133	S/ 127,952	S/ 113,000
Unrealized gains, Profit/Loss before Income Tax	4,484	(47,052)	(22,261)
Unrealized gains, Income Tax	1,400	(13,881)	(6,708)
Total, Profit/Loss before Income Tax	336,746	(230,708)	(28,637)
Total, Income Tax	S/ 104,315	S/ (68,537)	S/ (7,879)
Peru [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	29.50%	29.50%	29.50%
Profit/Loss before Income Tax	S/ 61,468	S/ (353,545)	S/ (58,347)
Income Tax	S/ 18,133	S/ (104,295)	S/ (17,213)
Peru - Red Vial 5 S.A.[Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	27.00%	27.00%	27.00%
Profit/Loss before Income Tax	S/ 59,388	S/ 58,381	S/ 40,473
Income Tax	S/ 16,035	S/ 15,763	S/ 10,928
Peru - Tren Urbano de Lima S.A. [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	30.00%	30.00%	30.00%
Profit/Loss before Income Tax	S/ 114,673	S/ 101,086	S/ 61,484
Income Tax	S/ 34,402	S/ 30,326	S/ 18,445
Peru - Via Expresa Sur S.A. [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	30.00%	30.00%	30.00%
Profit/Loss before Income Tax	S/ (30)	S/ (118)	S/ (3,804)
Income Tax	S/ (9)	S/ (35)	S/ (1,141)
Peru - Unna Energia S.A. [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	29.00%	29.00%	29.00%
Profit/Loss before Income Tax	S/ 33,502	S/ 51,884	S/ 24,699
Income Tax	S/ 9,381	S/ 14,528	S/ 6,916
Chile [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	27.00%	27.00%	27.00%
Profit/Loss before Income Tax	S/ (35,001)	S/ (43,924)	S/ (71,692)
Income Tax	S/ (9,450)	S/ (11,859)	S/ (19,357)
Colombia [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	35.00%	35.00%	35.00%
Profit/Loss before Income Tax	S/ 98,904	S/ 2,685	S/ 1,040
Income Tax	S/ 34,616	S/ 940	S/ 322
Bolivia [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates		25.00%	25.00%
Profit/Loss before Income Tax		S/ (158)	S/ 59
Income Tax		S/ (40)	S/ 15
Mexico [Member]
Tax Situation (Details) - Schedule of Weighting the Profit or Loss Before Income Tax and the Applicable Income Tax Rate [Line Items]
Applicable Tax Rates	30.00%	30.00%	30.00%
Profit/Loss before Income Tax	S/ (642)	S/ 53	S/ (288)
Income Tax	S/ (193)	S/ 16	S/ (86)